Corporate Information - Additional Information (Details)		12 Months Ended
	Oct. 12, 2023	Dec. 31, 2023	Feb. 03, 2023	Dec. 12, 2022	Oct. 08, 2021
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		90.01%
Magnum E-commerce Kazakhstan LLC | Magnum Cash and Carry LLC
Disclosure of detailed information about business combination [line items]
Ownership interests		9.99%
Kolesa Group
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		39.76%
Voting rights percentage	50.76%
Kolesa Group | Mikheil Lomtadze
Disclosure of detailed information about business combination [line items]
Voting rights percentage	11.00%
Portmone Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Kaspi Office 2 LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		90.01%	51.00%
Percentage of additional voting equity interests acquired		30.01%	39.01%
Kolesa JSC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	39.758%